Putnam
Master
Intermediate
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam Master Intermediate Income Trust participated in the favorable bond markets created by equity investors' flight to safety during the first half of the fund's fiscal year, though to a lesser degree than portfolios with greater exposure to U.S. Treasury and top-rated corporate bonds.

This is as it should be; the fund's more aggressive positioning within the fixed-income spectrum is designed to provide higher levels of current income over time than more conservative portfolios. The tradeoff, of course, is that in market environments such as we are now experiencing, the fund's net asset value will tend to fare less well than its conservative siblings, though your fund's management team remains steadfast in its commitment to the fund's secondary objective of capital preservation.

In the following report, Fund Manager David Waldman reviews performance and strategy during the semiannual period and offers his insights on prospects for the remainder of fiscal 2001.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001


REPORT FROM FUND MANAGEMENT

David L. Waldman
and the Core Fixed Income Team

Volatility dominated the U.S. economic environment during Putnam Master Intermediate Income Trust's semiannual period, which ended March 31, 2001. In the fall of 2000, a rapidly decelerating economy combined with sharp declines in the equity markets to signal an end to the Federal Reserve Board's short-term interest rate increases. U.S. bond markets rallied as investors became more averse to risk, moving assets into the relative safety of bonds and away from stocks. As 2001 approached, equities continued to lose ground while consumer confidence quickly deteriorated over uncertainty regarding the U.S. slowdown. In response to the sagging economy, the Fed adopted an aggressive easing policy, which resulted in a series of interest-rate reductions, totaling 1.5 percentage points in the first quarter 2001. This, along with a continued flight to quality by investors from the beleaguered equity markets, provided your fund with positive returns.

Total return for 6 months ended 3/31/01

          NAV           Market price
-------------------------------------------------------------------------
         2.19%             7.32%
-------------------------------------------------------------------------
Past performance is not indicative of future results. Performance based on market price will vary from performance based on the fund's net asset value. Performance information for longer periods begins on page 6.

* HIGH YIELD BONDS BEGIN RECOVERY

In the fourth quarter of 2000, profit warnings and economic indicators suggesting a rapidly decelerating U.S. economy sent high-yield markets plunging, consistent with the performance of U.S. equity markets. Overall, the high-yield corporate sector was one of the weakest fixed-income sectors in 2000. However, the market environment for high-yield bonds changed dramatically when the Fed reduced rates in January.



[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS
(INTERNATIONAL SECTOR)]

TOP COUNTRY ALLOCATIONS
(INTERNATIONAL SECTOR)*

Germany               4.8%

Canada                2.5%

Italy                 2.1%

United Kingdom        2.0%

Brazil                2.0%

Footnote reads:
*Based on net assets as of 3/31/01. Holdings will vary over time.

The interest-rate cuts resuscitated performance of the non-Treasury sectors of the bond market, including high-yield bonds, which experienced a sharp rebound that endured through mid-February. Deteriorating economic and corporate fundamentals forced the sector to give back some of its gains in March, although it remained the strongest-performing fixed income sector for the first quarter 2001. Although the sector was unable to recoup all of its losses sustained in fourth quarter of 2000, our increased weighting to the sector beginning in December, benefited the fund once the rally began.

Investment-grade bonds advanced during the period, posting solid absolute gains in a volatile and uncertain economic environment. U.S. Treasuries were the best-performing issues in the fourth quarter of 2000 as the yield curve continued to reverse its inverted posture and the Fed adopted an easing bias.

* FIXED-INCOME SECTOR SHINES

As equity markets plummeted, a flight to quality boosted the performance of U.S. Treasury bonds. Bond outperformance continued into 2001, facilitated by an aggressive Fed easing policy and continued equity market volatility. In January, the yield curve steepening began to accelerate, with short- and intermediate-term yields falling more than longer-term yields. The fund's focus on short- and intermediate-maturity fixed-income securities was a significant benefit to its performance during the period. As the yield curve dramatically steepened, shorter-maturity issues outperformed longer maturities.

In addition to Treasury securities, other investment-grade sectors benefited as investors found these higher-yielding securities more attractive. Corporate bonds represented the best-performing investment-grade sector in the first quarter of 2001, reversing some of their poor performance of last year. Despite increased volatility combined with higher prepayments, mortgage-backed securities generated attractive absolute returns, which contributed to the fund's overall performance. Asset-backed securities and commercial mortgage-backed securities performed relatively well during the period, and the increased weighting in these sectors was a small benefit to the fund as well.

* INTERNATIONAL MARKETS: MIXED RESULTS

Within the developed-market universe, global bonds advanced during the period. Escalating evidence of a global economic slowdown at year's end led to central banks' initiation of monetary easing cycles in the first quarter of 2001. Additionally, sovereign bonds benefited from growing investor risk aversion caused by steep equity-market declines. Specifically, holdings in Greece and New Zealand contributed to positive performance.

In the fourth quarter of 2000, the fund's currency exposure helped as investors' outlook for the U.S. economy grew gloomier and the U.S. dollar weakened, whereas in the first quarter of 2001, the U.S. dollar strengthened and the fund's non-U.S. currency exposure detracted from performance.

The semiannual period proved extremely volatile for emerging market bonds. An increase in geopolitical risks combined with slowing economic growth created uncertainty for emerging market investors. While the market rebounded in December and January along with the Fed's easing bias, liquidity issues in Argentina and Turkey lingered throughout the period. The fund's limited exposure to Argentina helped performance as the country's markets performed poorly in the wake of political and economic uncertainties. In addition, the fund's position in Russia, an outperforming country during the period, also contributed positively to performance.

* OUTLOOK POSITIVE FOR REST OF 2001

As we look toward the future, we expect that the economic environment will eventually stabilize and low inflation should remain a reality. Further interest-rate cuts by the Fed and the likelihood of a federal income-tax cut should help the economy rebound in the second half of 2001. With regard to the investment-grade sectors, we believe mortgage-backed securities should remain attractive, despite the uncertainty surrounding prepayments. High-yield bonds were temporarily paralyzed by fears of negative corporate earnings developments; however, these fears will most likely dissipate as the Fed continues to cut interest rates and the economy stabilizes. In addition, investors have begun to take notice of the value offered in the current yields of this sector and are reversing their previous cash outflow patterns.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS
PER SECTOR

HIGH-YIELD BONDS

Echostar Broadband Corp.
sr. notes 10 3/8s, 2007

Voicestream Wireless Corp.
sr. notes 10 3/8s, 2009

Nextel Communications, Inc.
144A sr. notes 9 1/2s. 2011

FOREIGN BONDS

Italy (Government of)
treasury bonds 5 1/2s, 2010

Germany (Federal Republic of)
bonds Ser. 132, 4 1/8s, 2004

Germany (Federal Republic of)
bonds Ser. 97, 6s, 2007

U.S. INVESTMENT-GRADE
SECURITIES

U.S. Treasury Notes,
5 3/4s, August 15, 2010

U.S. Treasury Strip,
zero %, August 15, 2009

Federal National Mortgage Association,
Pass-Through Certificates,
8s, with due dates from July 1, 2028
to March 1, 2031

Footnote reads:
These holdings represent 19.5% of the fund's net assets as of 3/31/01. Portfolio holdings will vary over time.


Looking ahead at international markets, we remain cautious on Japan as we perceive little additional value in the Japanese bond market with interest rates returning to zero. In addition, we see value in core Europe as slowing growth should lead to lower yields. We have become more cautious on emerging-market debt, given the risks associated with specific countries. Recent U.S. equity-market declines have increased investor risk aversion, thereby diminishing opportunities for financing. With the probability of continued currency volatility, we have reduced the fund's non-U.S. currency exposure. Although some volatility and uncertainty may be in store, we believe the fund is well diversified and positioned to perform well the rest of the fiscal year.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investments are subject to certain risks, such as currency fluctuations, economic instability, and political developments. While the U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage-backed securities in the portfolio may be subject to prepayment risk. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds will affect the issuer's ability to pay principal and interest.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Intermediate Income Trust is designed for investors seeking high current income and relative stability of net asset value through U.S. government, investment-grade high-yield, and international fixed-income securities with limited maturities.


TOTAL RETURN FOR PERIODS ENDED 3/31/01

                                                     Market
                                         NAV         price
-----------------------------------------------------------------
6 months                                2.19%         7.32%
-----------------------------------------------------------------
1 year                                  3.78         24.94
-----------------------------------------------------------------
5 years                                28.55         39.81
Annual average                          5.15          6.93
-----------------------------------------------------------------
10 years                              118.38        125.33
Annual average                          8.12          8.46
-----------------------------------------------------------------
Annual average
(life of fund, since 4/29/88)           7.74          6.70
-----------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/01

                       Lehman Bros.       Salomon Bros.        Credit Suisse
                       Government           Non-U.S.           First Boston
                     Intermediate         World Govt.           High Yield             Consumer
                      Bond Index          Bond Index              Index               price index
-------------------------------------------------------------------------------------------------------
6 months                7.09%               -1.10%                -0.38%                 1.56%
-------------------------------------------------------------------------------------------------------
1 year                 11.96                -6.32                  0.76                  2.92
-------------------------------------------------------------------------------------------------------
5 years                40.00                 4.94                 28.05                 13.23
Annual average          6.96                 0.97                  5.07                  2.52
-------------------------------------------------------------------------------------------------------
10 years              101.87                91.36                155.85                 30.59
Annual average          7.28                 6.70                  9.85                  2.70
-------------------------------------------------------------------------------------------------------
Annual average
(life of fund,
since 4/29/88)          7.78                 5.80                  9.00                  3.22
-------------------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/01

--------------------------------------------------
Distributions from common shares
--------------------------------------------------
Number                             6
--------------------------------------------------
Income                          $0.318
--------------------------------------------------
Capital gains                     --
--------------------------------------------------
  Total                         $0.318
--------------------------------------------------
Share value:               NAV       Market price
--------------------------------------------------
9/30/00                   $7.13         $6.438
--------------------------------------------------
3/31/01                    6.94          6.580
--------------------------------------------------
Current return
--------------------------------------------------
Current dividend rate 1    9.16%          9.67%
--------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Brothers Government Intermediate Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Credit Suisse First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)


CORPORATE BONDS AND NOTES (49.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
$           165,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $     169,950
            620,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                                589,000
            787,920 Interact Operating Co. 144A notes 14s, 2003                                              15,759
            460,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         480,700
            600,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           615,000
            110,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         112,200
                                                                                                      -------------
                                                                                                          1,982,609

Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   179,000
          1,140,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                         1,020,300
          1,035,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        1,063,463
            810,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      781,650
          1,000,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                       952,500
          1,130,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,135,650
            330,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              325,050
            410,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             412,050
          1,150,000 Sequa Corp. med. term notes Ser. A, 10.15s, 2001                                      1,153,940
             10,000 Sequa Corp. sr. notes 9s, 2009                                                           10,075
          1,150,000 Sequa Corp. 144A sr. notes 8 7/8s, 2008                                               1,158,625
                                                                                                      -------------
                                                                                                          8,192,303

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,009,455 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           1,908,982

Airlines (0.6%)
-------------------------------------------------------------------------------------------------------------------
            360,000 Air Canada Corp. 144A sr. notes 10 1/4s, 2011 (Canada)                                  349,200
          1,030,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                           991,375
            240,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  237,634
            540,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  529,340
          2,000,000 US Air, Inc. pass-thru certificates Ser. 93-A2, 9 5/8s, 2003                          1,992,760
                                                                                                      -------------
                                                                                                          4,100,309

Automotive (1.2%)
-------------------------------------------------------------------------------------------------------------------
            844,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   793,360
            250,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                           235,000
            540,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                           445,500
            640,000 Dana Corp. notes 6 1/4s, 2004                                                           574,266
            750,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                  652,500
            210,000 Exide Corp. sr. notes 10s, 2005                                                         159,600
            260,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   33,800
          1,220,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  170,800
          1,090,000 Hayes Lemmerz International, Inc. company guaranty Ser. B,
                    8 1/4s, 2008                                                                            741,200
            460,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                             381,800
            845,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                            608,400
            940,000 Hayes Wheels International, Inc. 144A sr. sub. notes 9 1/8s, 2007                       667,400
            580,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      596,414
            580,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         579,490
            650,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         657,774
          1,860,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         1,134,600
            200,000 Safety Components International, Inc. sr. sub. notes Ser. B,
                    10 1/8s, 2007 (In default) (NON)                                                         80,500
            360,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                                 127,800
                                                                                                      -------------
                                                                                                          8,640,204

Banking (1.0%)
-------------------------------------------------------------------------------------------------------------------
            460,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   457,700
          1,060,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,040,644
          2,180,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                     2,158,200
            670,000 Local Financial Corp. sr. notes 11s, 2004                                               670,000
          2,130,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       2,257,800
                                                                                                      -------------
                                                                                                          6,584,344

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                151,500
            470,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                      480,575
                                                                                                      -------------
                                                                                                            632,075

Broadcasting (3.5%)
-------------------------------------------------------------------------------------------------------------------
          1,140,000 Acme Television 144A sr. disc. notes 10 7/8s, 2004                                    1,060,200
            350,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                       348,250
            245,900 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           271,720
             10,263 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
            840,000 Benedek Communications Corp. sr. disc. notes stepped-coupon
                    zero % (13 1/4s, 5/15/01), 2006 (STP)                                                   562,800
            120,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        120,887
            210,000 British Sky Broadcasting PLC company guaranty 7.3s, 2006
                    (United Kingdom)                                                                        208,937
            400,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                        372,404
            115,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s, 2004
                    (Bermuda)                                                                                40,250
          1,910,000 Chancellor Media Corp. company guaranty 8s, 2008                                      1,979,238
            256,020 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                 273,941
            490,000 Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                524,300
          4,030,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      4,110,600
          1,190,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,184,050
            400,000 Emmis Escrow Corp. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   221,000
            770,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                   662,200
          1,010,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,010,000
            350,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                         359,625
            560,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                               568,400
            530,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  360,400
          1,650,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,188,000
            300,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      270,000
            600,000 News America, Inc. sr. notes 6 5/8s, 2008                                               580,668
            610,000 Paxson Communications Corp. 144A sr. sub. notes 11 5/8s, 2002                           623,725
             25,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     25,500
          2,170,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                           2,094,050
             90,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                               91,800
            997,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                          985,535
            275,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                      288,750
             30,000 Sinclair Broadcast Group, Inc. sr. sub notes 10s, 2005                                   28,650
            390,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                358,800
            440,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                              398,200
          1,530,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               1,507,050
            590,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  324,500
            990,000 Young Broadcasting Inc. 144A sr. sub notes 10s, 2011                                    955,350
                                                                                                      -------------
                                                                                                         23,959,781

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,455,000 American Standard, Inc. company guaranty 7 5/8s, 2010                                 1,440,450
             80,000 American Standard, Inc. company guaranty 7 1/8s, 2003                                    80,000
            230,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           189,750
            320,000 Building Materials Corp. of America company guaranty 8s, 2008                           169,600
          1,020,000 Dayton Superior Corp. company guaranty 13s, 2009                                      1,025,100
            410,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                          395,650
            360,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             347,400
                                                                                                      -------------
                                                                                                          3,647,950

Cable Television (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,610,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                 1,698,550
          2,013,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                          2,018,033
          1,450,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                          1,555,125
            170,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                            181,050
            490,000 Charter Communications Holdings, LLC sr. notes 10s, 2009                                508,375
          2,020,000 Charter Communications Holdings, LLC sr. notes 8 5/8s, 2009                           1,944,250
            310,000 Charter Communications Holdings, LLC sr. notes 8 1/4s, 2007                             296,825
            230,000 Charter Communications Holdings, LLC sr. disc. notes
                    zero %, 2011                                                                            144,900
             30,000 Comcast UK Cable, Ltd. deb. 10 3/4s, 2007 (Bermuda)                                      27,000
          1,600,000 CSC Holdings, Inc. sr. sub notes 9 7/8s, 2006                                         1,664,000
          2,700,000 Diamond Cable Communication PLC sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                1,930,500
          2,742,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                    685,500
          1,850,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                          1,012,875
          1,000,000 Insight Media bank term loan FRN 8.188s, 2009
                    (acquired 1/9/01, cost $998,500) (RES)                                                1,005,000
            530,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           565,775
            650,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                              575,250
             60,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                   15,000
            420,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B,
                    zero % (12 3/8s, 10/1/03), 2008 (STP)                                                   247,800
          1,740,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                              1,548,600
          1,090,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005                                             1,046,400
            100,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                          28,000
            490,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       196,000
            470,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             117,500
            230,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                   246,100
            560,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                          128,800
          1,200,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (11 3/8s, 2/1/05), 2010 (United Kingdom) (STP)                                   684,000
            390,000 TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                    (United Kingdom)                                                                        397,800
            410,000 TeleWest Communications PLC structured note
                    (issued by DLJ International Capital) 10 7/8s, 2005
                    (Cayman Islands)                                                                        389,500
             40,000 TeleWest Communications PLC sr. notes 9 7/8s, 2010
                    (United Kingdom)                                                                         37,600
            260,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        249,600
            510,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                      173,400
            250,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                       75,000
          2,170,000 United Pan-Europe N.V. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                      759,500
            890,000 United Pan-Europe N.V. 144A bonds 10 7/8s, 2009
                    (Netherlands)                                                                           596,300
             50,000 United Pan-Europe N.V. sr. notes Ser. B, 10 7/8s, 2007
                    (Netherlands)                                                                            33,000
                                                                                                      -------------
                                                                                                         22,782,908

Chemicals (1.7%)
-------------------------------------------------------------------------------------------------------------------
            910,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                              809,900
            210,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       218,400
            160,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      161,600
             30,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                          23,400
          2,100,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           2,163,000
            910,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                       855,400
          2,150,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                            2,203,750
          1,520,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                 1,561,800
          2,000,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (Canada) (In default) (NON)                                                770,000
            466,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                      125,820
            370,000 PMD Group, Inc. 144A sr. sub notes 11s, 2011                                            384,800
            340,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   176,800
            760,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                               349,600
            357,928 Polytama International notes 11 1/4s, 2007 (Netherlands)                                 17,896
            810,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             648,000
            470,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          474,700
            325,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                    39,000
            680,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                         639,200
            220,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                            99,000
            200,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          165,000
                                                                                                      -------------
                                                                                                         11,887,066

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,530,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        1,552,950
            190,000 Travel Centers of America notes 12 3/4s, 2009                                           185,725
                                                                                                      -------------
                                                                                                          1,738,675

Communications Equipment (--%)
-------------------------------------------------------------------------------------------------------------------
            290,000 Telex Communications, Inc. 144A company guaranty
                    10 1/2s, 2007                                                                           130,500

Components (--%)
-------------------------------------------------------------------------------------------------------------------
            330,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                          329,175

Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                           1,167,600
            870,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                         208,800
                                                                                                      -------------
                                                                                                          1,376,400

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
            680,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                             188,700
            600,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                           67,774
            930,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                             376,650
          1,140,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                             1,188,450
            810,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            656,100
          1,000,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  862,500
            410,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  420,250
                                                                                                      -------------
                                                                                                          3,760,424

Consumer Finance (0.4%)
-------------------------------------------------------------------------------------------------------------------
            640,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                            364,800
            700,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    651,000
          1,090,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                          185,300
          1,340,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          227,800
          1,320,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          224,400
          1,380,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                     496,800
            420,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 147,000
            565,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            452,000
             50,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  38,000
                                                                                                      -------------
                                                                                                          2,787,100

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,350,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          1,333,125
             70,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                      59,500
          1,370,000 Doane Pet Care Corp. sr. sub. deb. 9 3/4s, 2007                                       1,096,000
            550,000 Elizabeth Arden, Inc. 144A notes 11 3/4s, 2011                                          577,500
            320,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          317,600
            500,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                       40,000
            760,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                             638,400
          1,700,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                         1,695,750
            140,000 Playtex Products, Inc. 144A company guaranty Ser. B,
                    8 7/8s, 2004                                                                            141,750
            810,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    405,000
                                                                                                      -------------
                                                                                                          6,304,625

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
            570,000 Doskcil Manufacturing Co sr. sub. notes 10 1/8s, 2007
                    (In default) (NON)                                                                      142,500

Containers (0.6%)
-------------------------------------------------------------------------------------------------------------------
            870,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        835,200
            700,000 Consumers International 144A sr. notes 10 1/4s, 2005
                    (In default) (NON)                                                                      238,000
            410,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                     225,500
            370,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              277,500
            560,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              448,000
            100,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                                85,000
          1,470,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               1,337,700
            370,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                        384,800
                                                                                                      -------------
                                                                                                          3,831,700

Electric Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
            273,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (Bermuda)                              203,385
            260,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 258,050
            270,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 255,204
          1,410,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                       1,360,650
            476,634 Luannan Energy Co. sec. notes 12 1/4s, 2002
                    (Cayman Islands)                                                                        238,317
            771,079 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    799,470
            193,600 Northeast Utilities System notes Ser. B, 8.38s, 2005                                    201,052
                                                                                                      -------------
                                                                                                          3,316,128

Electronics (0.1%)
-------------------------------------------------------------------------------------------------------------------
            905,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s, 2006
                    (Canada)                                                                                941,200

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003                            1,030,000
            180,000 Compagnie Generale de Geophysique SA 144A sr. notes
                    10 5/8s, 2007 (Canada)                                                                  191,250
            400,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                         414,000
            150,000 Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2008                                   154,346
          1,120,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                           1,148,000
            800,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   840,000
          1,440,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                        1,742,400
                                                                                                      -------------
                                                                                                          5,519,996

Entertainment (0.9%)
-------------------------------------------------------------------------------------------------------------------
            180,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     144,000
          1,600,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                               1,200,000
          2,775,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            2,802,750
              1,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008 (In default) (NON)                          115
            146,029 Regal Cinemas, Inc. bank term loan FRN Ser. C, 9 1/2s, 2006
                    (acquired 3/26/01, cost $131,426) (RES)                                                 130,696
          1,264,428 Regal Cinemas, Inc. bank term loan FRN Ser. B, 9 1/4s, 2006
                    (acquired 3/14/01, cost $1,112,506) (RES)                                             1,131,663
            699,791 Regal Cinemas, Inc. bank term loan FRN Ser. A, 9s, 2006
                    (acquired 3/14/01, cost $627,188) (RES)                                                 626,313
            800,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                     62,000
            350,000 Six Flags, Inc. 144A sr. notes 9 1/2s, 2009                                             358,750
            586,000 United Artists Theatre 144A notes 10.415s, 2007
                    (In default) (NON)                                                                       23,440
          1,475,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                       59,000
                                                                                                      -------------
                                                                                                          6,538,727

Financial (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,270,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                        1,263,383
          1,060,000 Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                     1,053,661
            820,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       446,900
            880,000 Finova Capital Corp. sr. notes 7 5/8s, 2009 (In default) (NON)                          745,800
          1,040,000 Finova Capital Corp. notes 7 1/4s, 2004 (In default) (NON)                              881,400
            250,000 Finova Capital Corp. notes 6 1/4s, 2002 (In default) (NON)                              211,875
             60,000 Finova Capital Corp. notes 6 1/8s, 2004 (In default) (NON)                               50,850
            440,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                           264,000
            620,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                  592,100
            360,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               342,000
            760,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         718,200
            630,000 Superior Financial 144A sr. notes 8.65s, 2003                                           632,248
            340,000 Willis Corron Corp. 144A sr. sub notes 9s, 2009                                         333,200
                                                                                                      -------------
                                                                                                          7,535,617

Food (0.4%)
-------------------------------------------------------------------------------------------------------------------
            700,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                    378,000
            235,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  193,875
            730,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             602,250
            150,000 Chiquita Brands International, Inc. sr. notes 10 1/4s, 2006                              70,500
            380,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                226,100
            630,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        592,200
            990,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    693,000
            895,000 Vlasic Foods Intl., Inc. sr. sub. notes Ser. B, 10 1/4s, 2009                           179,000
                                                                                                      -------------
                                                                                                          2,934,925

Gaming & Lottery (3.1%)
-------------------------------------------------------------------------------------------------------------------
            530,000 Anchor Gaming company guaranty 9 7/8s, 2008                                             559,813
            650,000 Argosy Gaming Co. 144A sr. sub notes 10 3/4s, 2009                                      697,125
          1,067,000 Autotote Corp. bank term loan FRN Ser. B, 9.188s, 2007
                    (acquired 10/13/00, cost $1,064,333) (RES)                                            1,013,650
          1,230,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010
                    (acquired 8/3/00, cost $1,217,238) (RES)                                              1,143,900
          1,367,882 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        820,729
            370,000 Harrah's Entertainment, Inc. 144A company guaranty 8s, 2011                             377,211
            250,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                              250,625
            270,000 Harrah's Entertainment, Inc. company guaranty 7 1/2s, 2009                              268,655
            920,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   977,500
            510,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              504,900
            720,000 International Game Technology 144A sr. notes 8 3/8s, 2009                               736,200
          1,710,000 International Game Technology sr. notes 7 7/8s, 2004                                  1,718,550
            150,000 Isle of Capri Black Hawk LLC 144A 1st mtge. Ser. B, 13s, 2004                           163,500
            730,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                     660,650
            910,000 Mandalay Resort Group sr. sub notes Ser. B, 10 1/4s, 2007                               937,300
          1,450,000 MGM Mirage company guaranty 8 3/8s, 2011                                              1,455,438
            800,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                817,000
            330,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     334,950
             80,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                               82,800
          1,220,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            1,238,300
            360,000 Penn National Gaming, Inc. 144A sr. sub notes 11 1/8s, 2008                             360,000
            290,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                        299,425
            560,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                       562,800
          2,000,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    1,320,000
          1,320,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                               1,056,000
          2,430,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   2,460,375
            700,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    724,500
                                                                                                      -------------
                                                                                                         21,541,896

Health Care (2.0%)
-------------------------------------------------------------------------------------------------------------------
            340,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                            190,400
            360,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         388,800
          1,500,000 Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                             1,575,000
          2,310,000 Conmed Corp. company guaranty 9s, 2008                                                2,171,400
            560,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               595,000
          1,370,000 HCA-The Healthcare Co. notes 7s, 2007                                                 1,332,325
            350,000 HCA-The Healthcare Co. notes 6.91s, 2005                                                343,000
            495,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            470,250
            680,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                           751,400
            910,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  851,988
            560,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                     56
            760,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 7,600
            780,000 Omnicare, Inc. 144A sr. sub notes 8 1/8s, 2011                                          795,600
            815,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                       260,800
            220,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                   243,100
            320,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   330,000
             60,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                                61,500
          1,500,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                 1,511,250
          1,710,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,881,000
                                                                                                      -------------
                                                                                                         13,760,469

Homebuilding (1.2%)
-------------------------------------------------------------------------------------------------------------------
            740,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             723,350
            270,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              265,275
            260,000 Del Webb Corp. sr. sub. deb. 9 3/4s, 2008                                               253,500
            360,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               342,000
             60,000 Del Webb Corp. sr. sub. Deb. 9s, 2006                                                    57,600
            670,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           686,750
            920,000 KB Home sr. sub notes 9 1/2s, 2011                                                      910,800
          1,280,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                     1,372,800
            510,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     502,350
             80,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             79,500
            640,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               659,200
            140,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          130,200
            630,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           636,300
            830,000 Toll Corp. sr. sub notes 8 1/4s, 2011                                                   820,472
            360,000 Toll Corp. company guaranty 8 1/8s, 2009                                                356,400
            230,000 WCI Communications, Inc. 144A sr. sub notes 10 5/8s, 2011                               236,900
                                                                                                      -------------
                                                                                                          8,033,397

Industrial (0.1%)
-------------------------------------------------------------------------------------------------------------------
            550,000 BRL Universal Equipment 144A sec. notes 8 7/8s, 2008                                    566,500

Lodging/Tourism (0.9%)
-------------------------------------------------------------------------------------------------------------------
            720,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                     187,200
            510,000 Felcor Lodging company guaranty 9 1/2s, 2008                                            525,779
            680,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      668,100
          3,335,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            3,176,588
            110,000 Host Marriott L.P. 144A sr. notes 9 1/4s, 2007                                          113,300
            660,000 ITT Corp. notes 6 3/4s, 2005                                                            651,057
            900,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                  918,000
                                                                                                      -------------
                                                                                                          6,240,024

Machinery (0.1%)
-------------------------------------------------------------------------------------------------------------------
            330,000 Terex Corp. 144A sr. sub notes 10 3/8s, 2011                                            331,650

Manufacturing (0.7%)
-------------------------------------------------------------------------------------------------------------------
          2,470,000 Blount, Inc. 144A company guaranty 13s, 2009                                          1,482,000
              1,673 Blount, Inc. bank term loan FRN Ser. B 9.245s, 2006
                    (acquired 1/28/00, cost $1,689) (RES)                                                     1,531
            210,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     88,200
          1,320,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        1,392,600
            460,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                              269,100
          1,550,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                1,503,500
             60,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                 54,600
                                                                                                      -------------
                                                                                                          4,791,531

Medical Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            430,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          456,875
          1,000,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                       10,000
            380,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                        3,800
            310,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                          2,942
          1,480,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                          14,045
          1,590,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          63,600
             80,000 Service Corp. International notes 7.7s, 2009                                             53,600
            960,000 Service Corp. International notes 6s, 2005                                              669,600
          1,005,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                       10,050
            500,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                                       10,000
                                                                                                      -------------
                                                                                                          1,294,512

Medical Technology (--%)
-------------------------------------------------------------------------------------------------------------------
            480,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              201,600

Metals (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,800,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          1,665,000
            171,400 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      75,416
          1,000,000 Armco, Inc. sr. notes 9s, 2007                                                          960,000
          1,375,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                         1,182,500
             60,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                            55,800
             30,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                  29,250
          1,200,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                             126,000
             20,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007
                    (In default) (NON)                                                                        1,600
            150,000 Murrin Murrin Holdings Property, Ltd sr. notes 9 3/8s, 2007
                    (Australia)                                                                             118,500
            540,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     199,800
            348,000 Oregon Steel Mills 1st mortgage 11s, 2003                                               306,240
            430,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            452,575
            940,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             817,800
             70,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                           27,300
            780,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       21,450
            490,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       313,600
                                                                                                      -------------
                                                                                                          6,352,831

Oil & Gas (2.0%)
-------------------------------------------------------------------------------------------------------------------
            410,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               403,850
            300,000 Chesapeake Energy Corp. company guaranty Ser. B,
                    9 5/8s, 2005                                                                            324,000
          1,460,000 Chesapeake Energy Corp. 144A sr. notes 8 1/8s, 2011                                   1,435,662
          1,350,000 Coda Energy, Inc. company guaranty Ser. B, 10 1/2s, 2006                              1,380,375
             60,000 Giant Industries Corp. company guaranty 9s, 2007                                         54,900
            110,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s, 2005
                    (Canada)                                                                                113,850
            840,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                        861,000
            580,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              616,250
            350,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         356,125
          1,540,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  1,524,600
            210,000 Nuevo Energy Co. sr. sub notes Ser. B, 9 3/8s, 2010                                     206,850
            450,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                478,759
            800,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                846,168
          1,820,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          1,988,350
             90,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 88,875
            270,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    108,000
            580,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            617,880
            230,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        232,875
             50,000 Triton Energy, Ltd. sr. notes 9 1/4s, 2005                                               52,000
            740,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                             765,900
            960,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                         1,046,400
            500,000 Vintage Petroleum sr. sub. notes 9s, 2005                                               520,000
            500,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                        150,000
                                                                                                      -------------
                                                                                                         14,172,669

Paper & Forest Products (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,330,000 Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                 1,416,463
          1,150,000 App China Group, Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                            143,750
          1,025,000 Doman Industries, Ltd. 144A sr. notes 8 3/4s, 2004 (Canada)                             584,250
          1,310,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,283,800
            890,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     275,900
            140,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   91,000
            160,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  100,800
          1,275,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s, 2007
                    (Indonesia) (In default) (NON)                                                          229,500
            920,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      993,600
          1,575,000 Pindo Deli Finance Mauritius, Ltd. company guaranty
                    10 3/4s, 2007 (Mauritius) (In default) (NON)                                            252,000
          1,925,000 PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                    (Mauritius) (In default) (NON)                                                          308,000
          2,190,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         2,124,300
            310,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                  320,850
          1,900,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                     1,933,250
            700,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                       707,000
            515,552 Stone Container Corp. bank term loan FRN Ser. H,
                    8.813s, 2006 (acquired 7/17/00, cost $515,551) (RES)                                    514,263
          1,180,000 Tembec Industries, Inc. company guaranty
                    8 5/8s, 2009 (Canada)                                                                 1,206,550
                                                                                                      -------------
                                                                                                         12,485,276

Pharmaceuticals (0.4%)
-------------------------------------------------------------------------------------------------------------------
            890,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                                903,350
            890,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   907,800
             80,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                    81,600
            650,000 PharMerica, Inc. company guaranty 8 3/8s, 2008                                          633,750
                                                                                                      -------------
                                                                                                          2,526,500

Power Producers (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,270,000 AES Corp. sr. notes 9 3/8s, 2010                                                      2,386,111
            630,000 AES Corp. sr. notes 8 7/8s, 2011                                                        640,275
            390,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   401,700
            170,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    170,187
            460,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    472,747
            700,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    697,819
             30,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     29,639
          1,650,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   1,838,909
          1,118,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                              1,201,850
                                                                                                      -------------
                                                                                                          7,839,237

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,565,000 Affinity Group Holdings 144A sub. notes 11s, 2007                                     1,252,000
            395,799 Big Flower Holdings bank term loan FRN 9.25s, 2010
                    (acquired 3/9/00, cost $393,805) (RES)                                                  389,862
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        77,600
            670,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               646,550
            550,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    555,500
            370,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            352,425
                                                                                                      -------------
                                                                                                          3,273,937

Railroads (0.2%)
-------------------------------------------------------------------------------------------------------------------
            740,000 Kansas City Southern Railway 144A sr. notes 9 1/2s, 2008                                758,500
            790,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           762,350
            910,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                          136,500
                                                                                                      -------------
                                                                                                          1,657,350

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
            450,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                            382,500

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
            350,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   355,250
            810,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                     202,500
            600,000 Sbarro, Inc. company guaranty 11s, 2009                                                 636,000
          1,060,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,016,688
            560,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   553,101
                                                                                                      -------------
                                                                                                          2,763,539

Retail (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,620,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               955,800
            330,000 Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                          333,300
            730,000 Fleming Companies, Inc. 144A sr. notes 10 1/8s, 2008                                    746,425
            260,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     189,800
            260,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                   213,200
             30,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      3,000
          1,330,000 K mart Corp. notes 8 3/8s, 2004                                                       1,336,477
            510,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              465,375
          2,650,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              2,332,000
            200,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               168,000
          1,437,000 Southland Corp. deb. Ser. B, 4s, 2004                                                 1,207,080
                                                                                                      -------------
                                                                                                          7,950,457

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
            550,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                              495,000
             90,000 Fairchild Semiconductor Corp. 144A sr. sub. notes 10 1/2s, 2009                          85,725
          1,180,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                            1,100,350
                                                                                                      -------------
                                                                                                          1,681,075

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
             65,000 International Shipholding Corp. sr. notes 9s, 2003                                       65,650
            250,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         77,500
          1,270,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               1,165,225
            130,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                  133,900
                                                                                                      -------------
                                                                                                          1,442,275

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            410,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005
                    (In default) (NON) (STP)                                                                 24,600

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 Perry-Judd company guaranty 10 5/8s, 2007                                             1,264,900
             94,414 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                75,531
            100,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                92,000
                                                                                                      -------------
                                                                                                          1,432,431

Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            390,000 Amkor Technologies, Inc. structured notes
                    (issued by STEERS Credit Linked Trust 2000)
                    12.58s, 2005                                                                            390,000
            280,000 Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                   270,200
            690,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2008                                         658,950
            410,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         390,525
          1,520,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s, 2010
                    (Singapore)                                                                           1,474,400
            215,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007
                    (Singapore)                                                                             197,800
            450,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                               346,500
            705,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                            578,100
          1,400,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         882,000
            270,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            170,100
            350,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                        217,000
            150,000 Xerox Corp. notes 5 1/2s, 2003                                                          106,500
                                                                                                      -------------
                                                                                                          5,682,075

Technology Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,430,000 Cybernet Internet Services Intl., Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                        121,500
            850,000 Equinix, Inc. sr. notes 13s, 2007                                                       595,000
          1,760,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                   1,416,800
            220,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                174,900
            940,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     723,800
          1,250,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                        231,250
          1,500,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    450,000
            710,000 Intira Corp. stepped-coupon zero % (13s, 2/1/05), 2010
                    (acquired 1/31/00, cost $378,366) (RES) (STP)                                           248,500
          1,150,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                     1,173,000
            270,000 Pierce Leahy Command Co. company guaranty
                    8 1/8s, 2008 (Canada)                                                                   268,650
            700,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                         735,000
            530,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                     47,700
            840,000 PSINet, Inc. sr. notes 11s, 2009                                                         75,600
            130,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                 11,700
                                                                                                      -------------
                                                                                                          6,273,400

Telecommunications (4.6%)
-------------------------------------------------------------------------------------------------------------------
          1,070,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                          406,600
            820,000 American Cellular Corp. 144A sr. sub notes 9 1/2s, 2009                                 795,400
            613,027 American Cellular Corp. bank term loan FRN Ser. C,
                    8.53s, 2008 (acquired 2/29/00, cost $613,027) (RES)                                     613,027
          1,480,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                      1,413,400
            400,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                       141,000
            230,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                            227,700
          1,210,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               181,500
            400,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  132,000
            180,000 Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                        122,400
          1,780,000 Celcaribe S.A. sr. notes 13 1/2s, 2004                                                1,299,400
            900,000 Colo.com, Inc. sr. notes 13 7/8s, 2010                                                  180,000
            145,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                              8,700
            600,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                 96,000
             30,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                              4,500
            350,000 Crown Castle International Corp. sr. disc. notes
                    stepped-coupon zero % (11 1/4s, 8/1/04), 2011 (STP)                                     248,500
          1,330,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              1,369,900
            200,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     204,000
            940,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              965,850
          1,500,000 Econophone, Inc. company guaranty 13 1/2s, 2007
                    (In default) (NON)                                                                      150,000
            535,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      16,050
            110,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010
                    (Bermuda)                                                                                85,800
            810,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        729,000
            830,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                            782,275
            730,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda)                                                                               682,550
            800,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s, 2007
                    (Bermuda)                                                                               738,000
             50,000 Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                    (Netherlands)                                                                            12,500
            120,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009                                            30,000
          1,280,000 Level 3 Communication, Inc. sr. notes 11s, 2008                                       1,008,000
            500,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                      355,000
          1,040,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007 (Mexico)                                                          447,200
            940,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       601,600
            220,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                              17,600
            180,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                          32,400
            190,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                              34,200
          1,481,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                    1,318,090
          1,180,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       1,123,950
          4,420,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                               3,729,375
          1,350,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                    1,012,500
            480,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               420,000
            370,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               320,050
            610,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   274,500
            620,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       86,800
            410,000 Orion Network systems, Inc. sr. notes 11 1/4s, 2007                                     151,700
            950,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                           114,000
          1,680,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                            1,008,000
            645,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                            664,350
            970,000 Primus Telecommunications Group, Inc. sr. notes Ser. B,
                    9 7/8s, 2008                                                                            291,000
            110,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                  8,800
            650,000 Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                  663,000
            710,000 RSL Communications PLC company guaranty 12 7/8s, 2010
                    (United Kingdom) (In default) (NON)                                                      12,425
            450,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008 (United Kingdom) (In default) (NON)                                         7,875
            500,000 RSL Communications PLC company guaranty
                    stepped-coupon zero % (10 1/8s, 3/1/03), 2008
                    (In default) (NON) (STP)                                                                  8,750
             70,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (In default) (NON)                                                                        1,225
            770,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006
                    (Bermuda) (In default) (NON)                                                             13,475
            750,000 SBA Communications Corp. 144A sr. notes 10 1/4s, 2009                                   712,500
            800,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                   352,000
            720,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                          324,000
             30,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    10,500
            270,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008  (In default) (NON) (STP)                                       43,200
          1,760,000 Viatel, Inc. sr. notes 11 1/4s, 2008 (In default) (NON)                                 264,000
          1,500,000 Western Wireless Corp. notes 8.65s, 2008                                              1,500,000
          1,420,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                             1,093,400
            650,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                               513,500
          1,540,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                           1,131,900
            200,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                               153,000
            900,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                      270,000
                                                                                                      -------------
                                                                                                         31,729,917

Telephone (3.0%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          117,000
            350,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                        343,000
            420,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                           289,800
            460,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      253,000
            480,000 CFW Communications Co. sr. notes 13s, 2010                                              336,000
            710,000 Focal Communications Corp. sr. sub. notes stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                           340,800
            110,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                       77,000
          1,050,000 Horizon PCS, Inc. 144A company guaranty stepped-coupon
                    14s (14s, 10/1/05), 2010 (STP)                                                          451,500
            530,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                               318,000
          2,420,000 ICG Holdings, Inc. sr. sub. notes 13 1/2s, 2005 (In default) (NON)                      169,400
             10,000 ICG Holdings, Inc. company guaranty stepped-coupon zero %
                    (12 1/2s, 5/1/01), 2006 (In default) (NON) (STP)                                            700
            550,000 Intermedia Communications, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                             396,000
             60,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                             58,800
            430,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          421,400
            910,000 IPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05),
                    2010 (STP)                                                                              391,300
          2,445,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                    244,500
            720,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                           468,000
          1,330,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     957,600
          1,580,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                1,406,200
            950,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                      779,000
            700,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              574,000
            840,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                      840,000
            540,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 6/1/04), 2009 (STP)                                                    178,200
            130,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                    78,000
            140,000 Nextlink Communications, Inc. sr. notes 10 1/2s, 2009                                    81,900
          1,000,000 Startec Global Communications Corp. sr. notes 12s, 2008                                 490,000
            320,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                     288,000
          1,110,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     1,071,150
            990,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                       990,000
            510,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        499,800
            370,000 Transtel S.A. pass thru certificates 12 1/2s, 2007 (In default) (NON)                    59,200
            890,000 Tritel PCS, Inc. 144A sr. sub notes 10 3/8s, 2011                                       854,400
            720,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                        691,200
          1,670,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                       743,150
          1,250,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                   646,875
            510,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                             311,100
            180,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                             109,800
          3,520,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    3,872,000
          3,976,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                516,880
            240,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                       88,800
             10,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                        3,300
            310,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                     120,900
                                                                                                      -------------
                                                                                                         20,927,655

Textiles (1.0%)
-------------------------------------------------------------------------------------------------------------------
            560,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        375,200
            905,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           805,450
            315,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           94,500
          2,200,000 Levi Strauss & Co. 144A sr. notes 11 5/8s, 2008                                       2,255,000
            220,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  209,000
            320,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                          252,800
          2,060,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        1,689,200
            405,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                            376,650
          1,000,000 William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                      1,000,000
                                                                                                      -------------
                                                                                                          7,057,800

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,255,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           960,075

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,841,085 Transportation Tech. Bank term loan FRN Ser. B, 8.91s, 2007
                    (acquired 2/29/00, cost $1,836,482) (RES)                                             1,583,333

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,470,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                             367,500

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,590,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                      2,638,563
          2,170,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                          2,224,250
            370,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                            360,288
            410,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           412,763
                                                                                                      -------------
                                                                                                          5,635,864

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            370,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            375,550
            310,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            313,100
                                                                                                      -------------
                                                                                                            688,650
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $400,435,155)                               $ 343,158,748
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (16.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (9.1%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Association
$            41,833 6 1/2s, September 1, 2002                                                         $      41,779
          4,315,406 6s, June 1, 2029                                                                      4,216,195
                    Federal National Mortgage Association
                    Pass-Through Certificates
                788 8 1/2s, March 1, 2006                                                                       814
         19,083,011 8s, with due dates from July 1, 2028 to March 1, 2031                                19,679,424
          3,145,558 7 1/2s, with due dates from January 1, 2030 to July 1, 2030                           3,215,388
            230,000 6 5/8s, September 15, 2009                                                              244,518
              9,978 6 1/2s, August 1, 2010                                                                   10,136
          1,369,000 6s, April 1, 2031                                                                     1,334,775
                    Government National Mortgage Association
                    Pass-Through Certificates
             26,951 8s, July 15, 2023                                                                        28,020
          3,044,374 7 1/2s, with due dates from July 15, 2029
                    to January 15, 2030                                                                   3,122,126
          4,482,136 7s, with due dates from January 15, 2025
                    to December 15, 2028                                                                  4,559,653
            301,566 6 1/2s, January 15, 2029                                                                301,744
         40,000,000 U.S. Treasury Strip zero %, August 15, 2009                                          26,453,200
                                                                                                      -------------
                                                                                                         63,207,772

U.S. Treasury Obligations (7.8%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
          8,510,000 6 1/2s, February 15, 2010 (SEG)                                                       9,400,912
          2,815,000 6 1/8s, August 15, 2007                                                               3,016,441
         36,855,000 5 3/4s, August 15, 2010                                                              38,870,232
          2,605,000 5s, February 15, 2011                                                                 2,618,442
                                                                                                      -------------
                                                                                                         53,906,027
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $111,942,393)                                                               $ 117,113,799

FOREIGN GOVERNMENT BONDS AND NOTES (15.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       5,290,000 Argentina (Republic of) unsub. 11 3/4s, 2009                                      $   4,503,377
USD       7,795,000 Brazil (Federal Republic of) notes 14 1/2s, 2009                                      8,379,625
CAD       2,465,000 Canada (Government of) bonds 6s, 2011                                                 1,634,219
CAD       9,250,000 Canada (Government of) bonds Ser. WH31, 6s, 2008                                      6,108,491
CAD       1,630,000 Canada (Government of) bonds 5 1/2s, 2010                                             1,042,036
USD         450,000 Colombia (Republic of) unsub. 9 3/4s, 2009                                              414,000
EUR       9,750,000 Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                                 9,335,517
EUR      10,650,000 Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                                10,187,846
EUR      15,310,000 Germany (Federal Republic of) bonds Ser. 132,
                    4 1/8s, 2004                                                                         13,488,859
GRD       6,838,811 Hellenic Greece (Republic of) bonds 6s, 2010                                          6,368,595
EUR      16,250,000 Italy (Government of) treasury bonds 5 1/2s, 2010                                    14,819,649
USD         915,556 Morocco (Government of) bonds Ser. A, 6.844s, 2009                                      807,978
NZD       7,365,000 New Zealand (Government of) bonds Ser. 709,
                    7s, 2009                                                                              3,181,554
USD      11,290,000 Russia (Federation of) unsub. 10s, 2007                                               8,806,200
USD       5,395,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            3,628,138
GBP       4,030,000 United Kingdom Treasury bonds 7 1/4s, 2007                                            6,483,914
USD       8,370,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                    9,165,150
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $109,622,444)                                                               $ 108,355,148

COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         4,100,000 Amresco Commercial Mortgage Funding I Ser. 97-C-1,
                    Class F, 7.64s, 2029                                                              $   4,139,719
          1,660,000 Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
                    Class D, 6.821s, 2010                                                                 1,641,408
         54,377,279 Commercial Mortgage Asset Trust Ser. 99-C1, Class X,
                    Interest Only (IO), 7.649s, 2020                                                      3,379,463
         31,143,589 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.22s, 2031                                                              1,508,518
                    Fannie Mae Strip
          1,054,234 Ser. 203, Class 2, IO, 8s, 2023                                                         221,389
            829,348 Ser. 251, Class 2, IO, 8s, 2023                                                         174,163
          7,628,597 Ser. 221, Class 2, IO, 7 1/2s, 2023                                                   1,558,141
          3,628,479 Ser. 97-91, Class SL, IO, 7 1/2s, 2023                                                  428,000
          1,149,140 Ser. 222, Class 2, IO, 7s, 2023                                                         246,383
          4,982,937 Federal National Mortgage Association Ser. 98-66,
                    Class SB, IO, 3.1s, 2028                                                                311,328
          8,917,408 FFCA Secured Lending Corp. Ser. 00-1, Class IO, 1.723s, 2027                            847,154
                    Freddie Mac
          5,523,047 Ser. 183, Class IO, 7s, 2027                                                          1,135,677
            410,456 Ser. 1717, Class, L, 6 1/2s, 2024                                                       417,591
          1,434,000 Ser. 2044, Class SG, IO, 6 1/2s, 2023                                                   156,960
            226,193 Ser. 180, Class Principal Only (PO), zero %, 2026                                       188,871
          1,990,000 General Growth Properties Ala Moa Ser. 99-C1, Class E,
                    7.48s, 2009                                                                           1,990,000
            410,000 General Growth Properties-Homart 144A Ser. 99-C1,
                    Class G, 8.072s, 2003                                                                   410,000
                    General Growth Properties-Ivanhoe
            510,000 Ser. 99-C1, Class G, 8.48s, 2004                                                        510,000
            862,000 Ser. 99-C1, Class F, 7.73s, 2004                                                        862,000
                    Government National Mortgage Association
          7,782,602 Ser. 99-43, Class SJ, IO, 8 1/2s, 2029                                                  488,747
          1,732,933 Ser. 00-17, Class SB, 7 1/2s, 2026                                                    1,986,652
          1,309,733 Ser. 98-2, Class EA, PO, zero %, 2028                                                 1,075,618
          1,031,182 Ser. 99-42, PO, zero %, 2027                                                            928,868
          1,075,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 6.192s, 2041
                    (United Kingdom)                                                                      1,075,000
          5,065,000 Holmes Financing PLC Ser. 1, Class 2C, 5.91s, 2040                                    5,034,610
                    Merrill Lynch Mortgage Investors, Inc.
         19,934,731 Ser. 96-C2, IO, 9.045s, 2028                                                          1,354,939
         17,340,627 Ser. 98-C2, IO, 7.86s, 2030                                                           1,147,950
          1,070,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,010,401
          4,330,000 Ser. 98-C2, Class D, 6.633s, 2030                                                     4,327,835
          1,150,000 Ser. 98-C2, Class F, 6 1/4s, 2030                                                       801,320
          6,034,433 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
                    IO, 0.935s, 2012                                                                        374,323
            159,276 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                              159,906
            345,620 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     349,342
          2,500,000 Starwood Asset Receivables Trust Ser. 00-1, Class E, 7.8s, 2005                       2,514,000
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations
                    (cost $41,254,734)                                                                $  42,756,276

BRADY BONDS (2.2%) (a)
PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------------------------------------
$         4,995,200 Argentina (Republic of) debs. FRB 7 5/8s, 2005                                    $   4,202,462
          7,595,000 Brazil (Federal Republic of) govt guaranty Ser. 18YR, FRN
                    7 11/16s, 2012                                                                        5,364,349
          3,500,000 Bulgaria (Government of) deb. Ser. PDI, 6.688s, 2011                                  2,629,550
          3,499,965 Venezuela (Republic of) deb. Ser. DL, 7s, 2007                                        2,922,471
                                                                                                      -------------
                    Total Brady Bonds (cost $15,822,581)                                              $  15,118,832

PREFERRED STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             10,309 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $      10,309
             56,000 California Federal Bancorp, Inc. Ser. A, $2.28 pfd.                                   1,400,000
             30,000 Chevy Chase Capital Corp. Ser. A, $5.19 pfd. (PIK)                                    1,605,000
              3,150 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                81,900
             18,412 CSC Holdings, Inc. Ser. M, $11.13 cum. pfd. (PIK)                                     2,006,908
             19,200 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                              153,600
              1,722 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                    1,549,800
                320 First Republic 144A 10.50% pfd.                                                         283,200
             11,765 Fitzgeralds Gaming Corp. $3.75 cum. pfd.                                                    118
              1,049 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)                                       325,190
              2,019 ICG Holdings, Inc. 144A 14.00% pfd. (Canada)
                    (In default) (NON) (PIK)                                                                 40,380
              1,184 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             1,184,000
                213 Paxson Communications Corp. 144A 13.25% cum. pfd. (PIK)                               2,012,850
              1,036 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  797,720
                 17 XO Communications, Inc. Ser. B, 13.50% pfd.                                               4,930
                                                                                                      -------------
                    Total Preferred Stocks (cost $14,789,646)                                         $  11,455,905

ASSET-BACKED SECURITIES (1.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         7,205,000 Conseco Finance Securitization Ser. 00-4, Class A6, 8.31s, 2032                   $   7,684,583
          1,100,000 Conseco Finance Securitization Ser. 00-6, Class M2, 8.2s, 2032                        1,112,114
            978,169 Resolution Trust Corp. Ser. 94-1, Class M1, 7.14s, 2029                                 963,497
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $9,152,088)                                   $   9,760,194

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           370,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                  $     269,175
            360,000 Davita, Inc. cv. sub. notes 7s, 2009                                                    309,132
          1,840,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                          800,400
            490,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            444,063
            280,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    254,100
            970,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                      384,362
            500,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  323,125
            310,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                        232,888
            160,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                    95,200
            970,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                        754,175
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $4,052,212)                               $   3,866,620

COMMON STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                150 AmeriKing, Inc. (NON)                                                             $         150
             28,107 Arch Wireless, Inc. (NON)                                                                17,567
             17,092 Aurora Foods, Inc. (NON)                                                                117,935
              2,955 Axia Holding, Inc. 144A (NON) (PIK)                                                      35,460
            149,352 Celcaribe S.A. (NON)                                                                     18,669
             23,404 Fitzgeralds Gaming Corp. (NON)                                                              234
              6,795 MGC Communications, Inc. (NON)                                                           17,200
                327 Premium Holdings (L.P.) 144A (NON)                                                        5,314
                715 PSF Holdings LLC Class A (NON)                                                        1,162,411
                 11 Safety Components International, Inc. (NON)                                                  44
             10,050 Specialty Foods Acquisition Corp. (NON)                                                     101
              1,335 Vast Solutions, Inc. Class B1 (NON)                                                       4,005
              1,335 Vast Solutions, Inc. Class B2 (NON)                                                       4,005
              1,335 Vast Solutions, Inc. Class B3 (NON)                                                       4,005
                                                                                                      -------------
                    Total Common Stocks (cost $2,793,628)                                             $   1,387,100

CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              6,500 Global Crossing Ltd. 7.00% cv. pfd.                                               $     826,313
                520 Interact Systems, Inc. 144A 14.00% cv. pfd.                                                   5
              3,800 LTV Corp. (The) 144A $4.13 cv. pfd.                                                       3,800
                 35 Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                   320,250
                115 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                          23,004
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $1,494,391)                              $   1,173,372

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                600 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                $          60
                590 IWO Holdings, Inc. 144A units 14s, 2011                                                 601,800
                400 ONO Finance PLC 144A units 14s, 2011 (United Kingdom)                                   344,000
                840 Pegasus Shipping 144A company guaranty stepped-coupon
                    zero % (14 1/2s, 6/20/03), 2008 (Bermuda)
                    (acquired 6/23/98, cost $417,816) (STP) (RES)                                            37,800
                500 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   150,000
                                                                                                      -------------
                    Total Units (cost $2,726,607)                                                     $   1,133,660

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  4 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
              1,150 Asia Pulp & Paper Co., Ltd. 144A (In default) (NON)                   3/15/05                12
                480 Bestel S.A. de C.V.                                                   5/15/05            57,600
                460 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08               460
              2,428 CellNet Data Systems, Inc.                                            10/1/07                 2
                900 Colo.com, Inc. 144A                                                   3/15/10                 9
              1,500 Comunicacion Cellular 144A (Colombia)                                 11/15/03            3,000
              1,020 Dayton Superior Corp.                                                 6/15/09            12,240
                 90 Decrane Aircraft Holdings Co.                                         9/30/08                 1
             14,628 Delta Financial Corp.                                                 12/21/10                1
                475 Diva Systems Corp.                                                    5/15/06           213,744
              8,173 Diva Systems Corp. 144A                                               3/1/08             49,038
                830 Epic Resorts 144A                                                     6/15/05                 8
                680 Firstworld Communication Corp.                                        4/15/08             3,400
              1,050 Horizon PCS, Inc.                                                     10/1/01            31,500
              9,768 ICG Communications                                                    10/15/05            9,768
                520 Interact Systems, Inc.                                                8/1/03                  5
                520 Interact Systems, Inc. 144A                                           12/15/09                5
                245 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
             11,713 Intira Corp. Class A
                    (acquired 1/31/00, cost $117) (RES)                                   2/1/10                  1
             69,097 Intira Corp. Class B                                                  9/29/10                 7
                910 IPCS, Inc. 144A                                                       7/15/10            18,200
                400 Iridium World Com 144A                                                7/15/05                 1
              1,140 Jostens, Inc.                                                         5/1/10             22,800
              2,085 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                21
              1,180 Knology Holdings                                                      10/22/07            1,180
                720 Leap Wireless International, Inc. 144A                                4/15/10               180
              1,040 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                 10
                930 McCaw International, Ltd.                                             4/15/07            18,600
                560 Mediq, Inc. 144A                                                      6/1/09                  6
                760 Ntelos, Inc.                                                          8/15/10               760
                620 Orbital Imaging Corp. 144A                                            3/1/05                  1
              1,840 Pagemart, Inc. 144A                                                   12/31/03            1,840
                960 Paxson Communications Corp. 144A                                      6/30/03             3,360
                410 Pliant Corp. 144A                                                     6/1/10              3,280
                790 Railamerica, Inc.                                                     8/15/10            15,800
              1,220 Raintree Resort 144A                                                  12/1/04                12
                860 Startec Global Communications Corp.                                   5/15/08               559
                185 Sterling Chemicals Holdings                                           8/15/08               278
                410 Telehub Communications Corp. 144A                                     7/31/05               103
              1,830 Travel Centers of America                                             5/1/09                 18
              1,670 Ubiquitel, Inc. 144A                                                  4/15/10            50,100
              1,260 UIH Australia/Pacific, Inc. 144A                                      5/15/06             2,520
                 30 Versatel Telecom N.V. (Netherlands)                                   5/15/08             1,350
                100 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                590 XM Satellite Radio Holdings, Inc. 144A                                3/15/10            17,700
                                                                                                      -------------
                    Total Warrants (cost $958,816)                                                    $     539,483

PURCHASED OPTIONS OUTSTANDING (--%) (a)                                          EXPIRATION DATE/
CONTRACT AMOUNT                                                                  STRIKE PRICE                 VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,000,000 USD/JPY Call                                                 May 01/137 JPY       $     200,319
          3,702,000 USD/GBP Call                                                 Apr-01/1.4 GBP               2,105
          3,702,000 USD/GBP Call                                                 Apr-01/1.4 GBP                 526
                                                                                                      -------------
                    Total Purchased Options Outstanding (cost $288,953)                               $     202,950

SHORT-TERM INVESTMENTS (3.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,000,000 UBS Finance LLC effective yield of 5.5%, April 2, 2026                            $   1,999,083
         20,721,000 Interest in $500,000,000 joint tri-party repurchase agreement dated March 30, 2001 with Credit Suisse First Boston
                    due April 2, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $20,730,255 for an effective
                    yield of 5.36%                                                                       20,721,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $22,720,083)                                   $  22,720,083
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $738,053,731) (b)                                         $ 678,742,170
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $694,897,897.

  (b) The aggregate identified cost on a tax basis is $739,033,188, resulting in gross unrealized appreciation and depreciation of $19,567,944 and $79,858,962, respectively, or net unrealized depreciation of $60,291,018.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2001 was $8,439,539 or 1.2% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts, forward currency contracts and written options at March 31, 2001.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at March 31, 2001, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2001: (as percentage of Market Value)

               Argentina          1.3%
               Brazil             2.0
               Canada             2.6
               Germany            4.9
               Greece             0.9
               Italy              2.2
               Mexico             1.8
               Russia             1.8
               United Kingdom     2.1
               United States     76.7
               Other              3.7
                                 ----
               Total            100.0%

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 2001 (Unaudited)
(aggregate face value of $137,435,432)
                                                                   Unrealized
                                     Aggregate Face  Delivery     Appreciation/
                      Market Value        Value        Date      (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $ 2,512,955     $ 2,590,332   6/20/2001     $   (77,377)
British Pounds           5,449,150       5,573,045   6/20/2001        (123,895)
Canadian Dollar         12,094,377      12,281,881   6/20/2001        (187,504)
Danish Krone               764,200         801,462   6/20/2001         (37,262)
Euro                    55,490,266      57,766,391   6/20/2001      (2,276,125)
Japanese Yen            54,992,687      57,594,089   6/20/2001      (2,601,402)
Swedish Krona              660,843         694,527   6/20/2001         (33,684)
Swiss Franc                133,771         133,705   6/20/2001              66
------------------------------------------------------------------------------
                                                                   $(5,337,183)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 2001 (Unaudited)
(aggregate face value of $153,775,909)
                                     Aggregate Face  Delivery      Unrealized
                      Market Value        Value        Date       Appreciation
------------------------------------------------------------------------------
Australian Dollars     $ 1,190,542     $ 1,200,492   6/12/2001      $    9,950
British Pounds           2,725,707       2,787,768   6/20/2001          62,061
Canadian Dollar         15,104,023      15,334,871   6/20/2001         230,848
Euro                    81,272,258      84,266,001   6/20/2001       2,993,743
Japanese Yen            45,028,449      47,061,917   6/20/2001       2,033,468
New Zealand Dollar       3,005,847       3,124,860   6/20/2001         119,013
------------------------------------------------------------------------------
                                                                    $5,449,083
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 2001 (Unaudited)
                                                                   Unrealized
                                    Aggregate Face   Expiration   Appreciation/
                       Total Value        Value         Date     (Depreciation)
------------------------------------------------------------------------------
3 Month Libor
(long)                 $12,082,717     $12,071,971      Sep-01        $ 10,746
3 Month Libor
(short)                 12,061,572      12,056,969      Jun-02          (4,603)
Eurodollar 3 Month
(short)                  6,213,350       6,201,540      Jun-02         (11,810)
Eurodollar 3 Month
(long)                   6,209,775       6,195,911      Dec-01          13,864
Eurodollar 3 Month
(short)                  4,066,825       4,040,762      Sep-01         (26,063)
Eurodollar 3 Month
(long)                   4,056,838       4,030,263      Mar-02          26,575
JGB 10 Yr. (long)        7,226,776       7,195,815      Jun-01          30,961
US Treasury 10 Yr.
(long)                  10,301,703      10,273,319      Jun-01          28,384
------------------------------------------------------------------------------
                                                                      $ 68,054
------------------------------------------------------------------------------
Swap Contracts Outstanding at March 31, 2001 (Unaudited)
                                          Notional   Termination   Unrealized
                                           Amount       Date      Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
International &
Co. CV dated
November 17,
2000, to pay
semiannually the
notional amount
multiplied by the
LIBOR-BBA and
receive the
notional amount
multiplied by
6.7506%.                                $6,500,000      Nov-05        $343,684
------------------------------------------------------------------------------
Written Call Options Outstanding at March 31, 2001 (Unaudited)
(premium received $22,742)
                                                  Expiration Date/     Market
Contract Amount                                   Strike Price         Value
------------------------------------------------------------------------------
$1,000,000,000   U.S. Dollars in Exchange for
                 Japanese Government Bond         Jun-01/JGB 141.5    $23,943
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $738,053,731) (Note 1)                                        $678,742,170
-------------------------------------------------------------------------------------------
Cash                                                                              2,562,777
-------------------------------------------------------------------------------------------
Foreign currency (cost $331,065)                                                    321,662
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        13,971,416
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   36,039,389
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             21,437
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         343,684
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           5,449,149
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           155,271
-------------------------------------------------------------------------------------------
Total assets                                                                    737,606,955

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             5,284,396
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 30,456,353
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,252,913
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          121,723
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        61,561
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,423
-------------------------------------------------------------------------------------------
Payable for written options outstanding (premiums received $22,742)
(Notes 1 and 3)                                                                      23,943
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              5,337,249
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                               86,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               82,497
-------------------------------------------------------------------------------------------
Total liabilities                                                                42,709,058
-------------------------------------------------------------------------------------------
Net assets                                                                     $694,897,897

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $861,575,486
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (20,158,738)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions (Note 1)                                          (87,059,270)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (59,459,581)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $694,897,897

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($694,897,897 divided by 100,133,127 shares)                $6.94
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                $ 32,540,220
-------------------------------------------------------------------------------------------
Dividends                                                                           769,874
-------------------------------------------------------------------------------------------
Total investment income                                                          33,310,094

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,509,725
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      354,863
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    35,215
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,872
-------------------------------------------------------------------------------------------
Other                                                                               240,176
-------------------------------------------------------------------------------------------
Total expenses                                                                    3,144,851
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (23,146)
-------------------------------------------------------------------------------------------
Net expenses                                                                      3,121,705
-------------------------------------------------------------------------------------------
Net investment income                                                            30,188,389
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (13,024,020)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   1,065,678
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (3,406,980)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                        273,838
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities
in foreign currencies during the period                                             504,380
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts and written options during the period                             (2,756,245)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (17,343,349)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $ 12,845,040
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 30,188,389     $ 63,571,481
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (15,091,484)     (37,850,908)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                           (2,251,865)      (5,069,867)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   12,845,040       20,650,706
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income                                          (31,841,091)     (64,290,088)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (18,996,051)     (43,639,382)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   713,893,948      757,533,330
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $20,158,738 and
$18,506,036, respectively)                                           $694,897,897     $713,893,948
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                     100,133,127      100,133,127
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.13        $7.57        $8.14        $8.79        $8.58        $8.38
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .30          .63          .58          .71          .64          .63
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        (.43)        (.47)        (.67)         .21          .19
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .13          .20          .11          .04          .85          .82
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.32)        (.64)        (.56)        (.69)        (.64)        (.61)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.12)          --           --         (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.32)        (.64)        (.68)        (.69)        (.64)        (.62)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.94        $7.13        $7.57        $8.14        $8.79        $8.58
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.580       $6.438       $6.438       $7.750       $8.125       $7.500
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     7.32*       10.72        (9.09)        3.91        17.54        10.34
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $694,898     $713,894     $757,533     $814,342     $337,664     $332,537
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .45*         .87          .93          .92         1.04          .99
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.31*        8.60         7.39         8.13         7.47         7.44
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                186.65*      116.71       133.72       179.84(d)    220.61       232.90
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Intermediate Government Income Trust.



NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. investment grade sector, high-yield sector and international sector.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts. The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2000, the fund had a capital loss carryover of approximately $47,316,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $   253,000    September 30, 2001
     7,035,000    September 30, 2003
     2,793,000    September 30, 2004
     1,554,000    September 30, 2005
    10,040,000    September 30, 2007
    25,641,000    September 30, 2008

J) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2001, the fund's expenses were reduced by $23,146 these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $982 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $336,158,753 and $296,959,936, respectively. Purchases and sales of U.S. government obligations aggregated $882,013,706 and $899,364,076, respectively.

Written option transactions during the period are summarized as follows:

                                              Contract             Premiums
                                               Amounts             Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of
period                                  $           --             $    --
---------------------------------------------------------------------------
Options opened                           1,000,000,000              22,742
---------------------------------------------------------------------------
Options expired                                     --                  --
---------------------------------------------------------------------------
Options closed                                      --                  --
---------------------------------------------------------------------------
Written options
outstanding at
end of period                           $1,000,000,000             $22,742
---------------------------------------------------------------------------

Note 4
Share repurchase program

In November 1994, the Trustees authorized the fund to repurchase up to 1,950,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended March 31, 2001, the fund repurchased no shares.

As of March 31, 2001, 570,000 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting form the adoption of this principle on the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin Cronin
Vice President

David L. Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


71200  074  5/01